Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of investor warrants activities
	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding, December 31, 2020	-	-	-
Granted	50,000,000	$34.20	2.00
Exercised	(30,560,000)	34.20	1.87
Exercisable, December 31, 2021	19,440,000	$32.60	1.75
Granted	4,000,000	2.44	2.00
Exercised	(19,440,000)	32.60	0.75
Outstanding, December 31, 2022	4,000,000	$2.44	1.68
Exercisable, December 31, 2022	4,000,000	$2.44	1.68